As filed with the Securities and Exchange Commission on May 8, 1998

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 61

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 63

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

    It is proposed that this filing will become effective:

[X] immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
[ ] on [ ] pursuant to Rule 485,  paragraph  (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ] on [ ] pursuant to Rule 485,  paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ] on [ ] pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equity Index Fund, International Equity Fund, Emerging Markets Fund, Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund of
Registrant are structured as master-feeder funds. This amendment is also executed by Core Trust (Delaware).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

            (Prospectus offering shares of Polaris Global Value Fund)

                                     PART A

Form N-1A
Item No.                                                         Location in Prospectus
--------                                                         ----------------------

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Not Applicable

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies; Other Information

Item 5.             Management of the Fund                       Prospectus Summary; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Investment Objective and Policies; Dividends and
                                                                 Tax Matters; Other Information - The Trust and
                                                                 its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                 Information - Determination of Net Asset Value;
                                                                 Management

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

               (SAI offering shares of Polaris Global Value Fund)

                                     PART B

Form N-1A
Item No.                                                         Location in Statement of Additional Information
--------                                                         -----------------------------------------------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              Management; Other Information

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management

Item 15.            Control Persons and Principal Holders of     Other Information
                    Securities

Item 16.            Investment Advisory and Other Services       Management; Other Information - Custodian,
                                                                 Counsel, Auditors

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Determination of Net Asset Value

Item 19.            Purchase, Redemption and pricing of          Determination of Net Asset Value; Additional
                    Securities Being Offered                     Purchase and Redemption Information

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Not Applicable

                              CROSS REFERENCE SHEET

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

                                     PART A

The Prospectus for Forum Funds (the "Registrant") filed as Part A to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-67052) is incorporated herein by reference. This Prospectus offers shares of Polaris Global Value Fund, a series of the Registrant.

                                     PART B

The  Statement  of  Additional  Information  (the  "SAI")  for Forum  Funds (the
"Registrant") filed as Part B to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-67052) is incorporated herein by reference. This SAI supplements the Prospectus offering shares of Polaris Global Value Fund, a series of the Registrant

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements

                           Prospectus: Not Applicable

                           Statement of Additional Information: Not Applicable

         (b)      Exhibits

                  (1)      Trust  Instrument   of  Registrant  dated  August 29,
                           1995. 1

                  (2)      By-Laws of Registrant. 2

                  (3)      None.

                  (4)      Sections   2.04  and   2.06  of   Registrant's  Trust
                           Instrument provide as follows:

                           "Section 2.04 Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                           "Section 2.06 Establishment of Series. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                           "All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                           "Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

                 (5)(a)  Form   of   Investment   Advisory   Agreement   between
                         Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund. 3

                    (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P.4

                    (c) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Anhalt/O'Connell, Inc. 4

                    (d) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P. 4

                    (e) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and McDonald Investment Management, Inc. 4

                    (f) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and LM Capital Management, Inc. 4

                    (g) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. 2

                    (h) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. 2

                    (i) Investment Advisory Agreement between Norwest Bank Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio. 5

                    (j) Investment Advisory Agreement between Schroder Capital Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio. 6

                    (k) Form of Investment Advisory Agreement between Core Trust (Delaware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio. 7

                    (l) Investment Advisory Agreement between Core Trust (Delaware) and Schroder Capital Management International Inc. relating to International Portfolio. 5

                    (m) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC. 8

                 (6)(a)  Form  of  Selected  Dealer   Agreement   between  Forum
                         Financial Services, Inc. and securities brokers. 9

                    (b)  Form  of  Bank  Affiliated  Selected  Dealer  Agreement
                         between  Forum  Financial   Services,   Inc.  and  bank
                         affiliates. 9

                    (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. 2

                 (7)     None.

                 (8)(a) Form of Transfer Agency Agreement between Registrant and Forum Financial Corp. 3

                    (b) Form of Custodian Agreement between Registrant and The First National Bank of Boston. 3

                 (9)(a) Administration Agreement between Registrant and Forum Administrative Services, LLC. 2

                    (b) Shareholder Service Plan of Registrant relating to Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds. 10

                    (c) Form of Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund. 11

                  (10)   Opinion of Seward & Kissel dated January 5, 1996. 3

                  (11)   Consent of Independent Auditors. 8

                  (12)   None.

                  (13) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant 12

                  (14)   Form of Disclosure  Statement  and Custodial  Account
                         Agreement   applicable   to   individual   retirement
                         accounts. 9

                 (15)(a)  Form of Rule 12b-1 Plan adopted by Registrant. 13

                     (b)  Rule 12b-1 Plan adopted by  Registrant with respect to
                         Payson Value Fund and the Payson Balanced Fund. 14

                 (16) Schedule of Sample Performance Calculations (filed herewith) relating to:
                            Investors High Grade Bond Fund
                            Investors Bond Fund
                            TaxSaver Bond Fund
                            Maine Municipal Bond Fund
                            New Hampshire Bond Fund
                            Daily Assets Treasury Obligations Fund
                            Daily Assets Government Fund
                            Daily Assets Government Obligations Fund
                            Daily Assets Cash Fund
                            Daily Assets Municipal Fund
                            Payson Value Fund
                            Payson Balanced Fund
                            Austin Global Equity Fund
                            Oak Hall Small Cap Contrarian Fund
                            Quadra Limited Maturity Treasury Fund
                            Quadra Value Equity Fund
                            Quadra Growth Fund
                            Quadra International Equity Fund
                            Quadra Opportunistic Bond Fun
                            Equity Index Fund
                            Investors Equity Fund
                            Investors Growth Fund
                            Small Company Opportunities Fund
                            International Equity Fund
                            Emerging Markets Fund

                  (17)     Not Applicable.

                  (18)     Not Applicable.

         Other Exhibits:

                  Powers of Attorney. 1
         ---------------

          (1) Exhibit incorporated by reference as filed on PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

          (2) Exhibit incorporated by reference as filed on PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

          (3) Exhibit incorporated by reference as filed on PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

          (4)  Exhibit  incorporated  by  reference  as filed on PEA No.  41 via
               EDGAR    on    December     31,    1996,     accession     number
               0000912057-96-030646.

          (5) Exhibit incorporated by reference as filed on Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568.(6) Exhibit incorporated by reference as filed on Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accession number 0000898432-96-000341.

          (7)  Exhibit  incorporated  by  reference  as filed on PEA No.  52 via
               EDGAR    on    November     24,    1997,     accession     number
               0001047469-97-005953.

          (8) Exhibit incorporated by reference as filed on PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

          (9)  Exhibit incorporated by reference as filed on PEA 21.

          (10) Exhibit incorporated by reference as filed on PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

          (11) Exhibit incorporated by reference as filed on PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

          (12) Exhibit   incorporated   by   reference   as  filed  on   initial
               Registration Statement.

          (13) Exhibit incorporated by reference as filed on PEA 16.

          (14) Exhibit incorporated by reference as filed on PEA 20.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           ------------------------------------------------------------------------- --------------------------------
           Title of Class                                                                Number of Recordholders
                                                                                          as of February 28, 1998
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Investors High Grade Bond Fund                                                                0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Investors Bond Fund                                                                          57
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           TaxSaver Bond Fund                                                                           40
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Maine Municipal Bond Fund                                                                   390
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           New Hampshire Bond Fund                                                                      81
           ------------------------------------------------------------------------- --------------------------------


           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Treasury Fund                                                                   97
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Treasury Obligations Fund                                                        3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Fund                                                                  3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Obligations Fund                                                      0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Cash Fund                                                                       23
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Municipal Fund                                                                   2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Payson Value Fund                                                                           338
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Payson Balanced Fund                                                                        384
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Austin Global Equity Fund                                                                    13
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Oak Hall Small Cap Contrarian Fund                                                          177
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Limited Maturity Treasury Fund                                                         0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Value Equity Fund                                                                     18
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Growth Fund                                                                           12
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra International Equity Fund                                                              0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Opportunistic Bond Fund                                                                0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Equity Index Fund                                                                             2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Investors Equity Fund                                                                         5
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Investors Growth Fund                                                                         2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Small Company Opportunities Fund                                                              0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           International Equity Fund                                                                     2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Emerging Markets Fund                                                                         2
           ------------------------------------------------------------------------- --------------------------------


ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
         settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

         In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a)      Forum Investment Advisors, LLC

                  The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government
                  Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New
                  Hampshire Bond Fund and Investors Growth Fund) in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.

                    Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, Chairman and President of the

                    Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

                  The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William J. Lewis                   Director                             Forum Investment Advisors, LLC.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sara M. Morris                     Treasurer                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Chief Financial Officer              Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David I. Goldstein                 Secretary                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              General Counsel                      Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Dana A. Lukens                     Assistant Secretary                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Counsel                    Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Margaret J. Fenderson              Assistant Treasurer                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Accounting Manager         Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

         (b)      H.M. Payson & Co.

                    The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                    The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Adrian l. Asherman                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Downing                    Managing Director, Treasurer         H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William A. Macleod                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Thomas M. Pierce                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter E. Robbins                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John H. Walker                     Managing Director, President         H.M. Payson & Co.
                                              ------------------------------------ ----------------------------------
                                              Director                             York Holding Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             York Insurance Company
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Teresa M. Esposito                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Knox                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Harold J Dixon                     Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura McDill                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter Vlachos                      Director, President, Treasurer,      Austin Investment Management Inc.
                                              Secretary
           ---------------------------------- ------------------------------------ ----------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Alexander G. Anagnos               Director, Portfolio Manager          Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Consultant                           American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lewis G. Cole                      Director                             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Partner                              The Law Firm of Strook, Strook &
                                                                                   Lavan
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John J. Hock                       Executive Vice President             Oak Hall Capital Advisors, LLP
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Charles D. Klein                   Portfolio Manager                    Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Director                             American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David P. Steinmann                 Executive Vice President             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Secretary, Treasurer                 American Securities Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Administrator                        WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

         (e)      Carl Domino Associates, L.P.

                  The description of Carl Domino Associates, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Carl J. Domino                     Managing Partner, Portfolio Manager  Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul Scoville, Jr.                 Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ann Fritts Syring                  Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Wagstaff-Callahan             Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              formerly of Batterymarch
                                                                                   Financial Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen Krider Kent, Jr.           Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Portfolio Manager             formerly of Gamble, Jones
                                                                                   Holbrook & Brent
           ---------------------------------- ------------------------------------ ----------------------------------

         (f)      Anhalt/O'Connell, Inc.

                  The description of Anhalt/O'Connell, Inc. in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul Edward Anhalt                 Managing Director, Chairman          Anhalt/O'Connell, Inc
                                              ------------------------------------ ----------------------------------
                                              Partner                              Anhalt/O'Connell
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director, Consulting        formerly of Trust Company of the
                                              Economist                            West
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Michael Frederick O'Connell        Managing Director                    Anhalt/O'Connell, Inc.
                                              ------------------------------------ ----------------------------------
                                              Partner                              Anhalt/O'Connell
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    formerly of Trust Company of the
                                                                                   West
           ---------------------------------- ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       formerly of Institutional
                                                                                   Research Services, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

         (g)      LM Capital Management, Inc.

                  The description of LM Capital Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Quadra Opportunistic Bond Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Luis Malzel                        Managing Director                    LM Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Chalker                       Managing Director                    LM Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

         (h)      McDonald Investment Management, Inc.

                  The description of McDonald Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of McDonald Investment Management, Inc., including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John McDonald                      President, Chief Investment Officer  McDonald Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ron Belcot                         Vice President- Research and         McDonald Investment Management,
                                              Trading                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Bill Hallman                       Vice President                       McDonald Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ray DiBernardo                     Vice President, Managing Director    McDonald Investment Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Portfolio Manager                    formerly of Royal Trust
           ---------------------------------- ------------------------------------ ----------------------------------

         (i)      Smith Asset Management Group, L.P.

                  The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen Smith                      Chief Investment Officer             Smith Asset Management Group,
                                                                                   L.P.
           ---------------------------------- ------------------------------------ ----------------------------------


         (j)      Norwest Investment Management, Inc.

                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Chief Investment Officer             Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Chief Investment Officer             Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

         (k)      Schroder Capital Management International Inc.

                  The description of Schroder Capital Management International Inc. ("Schroder") in the Prospectus Statement of Additional Information relating to International Equity Fund and Emerging Markets Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chief Executive Officer, Director,   SCMI
                                              Chairman
                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman/Executive Vice       SCMI
                                              President
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David Gibson                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Ager                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              of open end investment companies
                                                                                   for which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           C. John Govett                     Director                             SCMI
                                              ------------------------------------ ----------------------------------
                                              Group Managing Director              Schroder Ltd.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Phillipa J. Gould                  Senior Vice President, Director      SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Abdallah Nauphal                   Group Vice President, Director       SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

         (l)      Polaris Capital Management, Inc.

                  The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global Value Fund and "Management - Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Bernard R. Horn, Jr.               President, Portfolio Manager         Polaris Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                   The CRM Funds                          BT Alex. Brown Cash Reserve Fund, Inc
                   The Cutler Trust                       Flag Investors Telephone Fund, Inc.
                   Forum Funds                            Flag Investors International Fund, Inc.
                   Flag Investor Family of Funds          Flag Investors Emerging Growth Fund, Inc.
                   The Glenmede Fund, Inc.                Total Return U.S. Treasury Fund, Inc.
                   The Glenmede Portfolios                Managed Municipal Fund, Inc.
                   Memorial Funds                         Flag Investors Value Builder Fund, Inc.
                   Monarch Funds                          Flag Investors Real Estate Securities Fund, Inc.
                   Norwest Advantage Funds                Flag Investors Equity Partners Fund, Inc.
                   Norwest Select Funds                   Flag Investors Maryland Intermediate Tax-Free
                                                          Income Fund, Inc.
                   Sound Shore Fund, Inc.                 Flag Investors Short-Intermediate Income Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                   --------------------------- ------------------------------- -----------------------------
                              Name               Position with Underwriter       Position with Registrant
                   --------------------------- ------------------------------- -----------------------------

                   --------------------------- ------------------------------- -----------------------------
                   John Y. Keffer              President                       Chairman, President
                   --------------------------- ------------------------------- -----------------------------
                   David I. Goldstein          Secretary                       Vice President
                   --------------------------- ------------------------------- -----------------------------
                   Sara M. Morris              Treasurer                       Treasurer
                   --------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5),
         (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 8th day of May, 1998.

                                           FORUM FUNDS


                                           By:   /s/ John Y. Keffer
                                             --------------------------------
                                                 John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 8th day of May, 1998.

         SIGNATURES                                              TITLE

(a)      Principal Executive Officer

                  /s/ John Y. Keffer                             President
               -------------------------                         and Chairman
                  John Y. Keffer

(b)      Principal Financial and Accounting Officer

                  /s/ Sara M. Morris                             Treasurer
               ------------------------
                  Sara M. Morris

(c)      A majority of the Trustees

                  /s/ John Y. Keffer                             Trustee
               ------------------------
                  John Y. Keffer

                  James C. Cheng*                                Trustee
                  J. Michael Parish*                             Trustee
                  Costas Azariadis*                              Trustee

                  By:      /s/ John Y. Keffer
                    ----------------------------
                           John Y. Keffer
                           Attorney in Fact*

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 22nd day of April, 1998.

                                                       CORE TRUST (DELAWARE)



                                                       By: /s/ John Y. Keffer
                                                          ---------------------
                                                                John Y. Keffer
                                                                President

This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 22nd day of April, 1998.

         SIGNATURES                                            TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer                                    Chairman and
         -----------------------------                         President
         John Y. Keffer

(b)      Principal Financial and Accounting Officer

         /s/ Sara M. Morris                                    Treasurer
        ------------------------------
         Sara M. Morris

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                                    Chairman
        ------------------------------
         John Y. Keffer

         J. Michael Parish*                                    Trustee
         James C. Cheng*                                       Trustee
         Costas Azariadis*                                     Trustee

         *By:  /s/ John Y. Keffer
             -------------------------
              John Y. Keffer
              Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT


(16)     Schedule of Sample Performance Calculations relating to:
          Investors High Grade Bond Fund
          Investors Bond Fund
          TaxSaver Bond Fund
          Maine Municipal Bond Fund
          New Hampshire Bond Fund
          Daily Assets Treasury Obligations Fund
          Daily Assets Government Fund
          Daily Assets Government Obligations Fund
          Daily Assets Cash Fund
          Daily Assets Municipal Fund
          Payson Value Fund
          Payson Balanced Fund
          Austin Global Equity Fund
          Oak Hall Small Cap Contrarian Fund
          Quadra Limited Maturity Treasury Fund
          Quadra Value Equity Fund
          Quadra Growth Fund
          Quadra International Equity Fund
          Quadra Opportunistic Bond Fun
          Equity Index Fund
          Investors Equity Fund
          Investors Growth Fund
          Small Company Opportunities Fund
          International Equity Fund
          Emerging Markets Fund